Subsequent Events	12 Months Ended
Dec. 31, 2022
Hammerhead Energy Inc. [Member]
Disclosure of information about consolidated structured entities [line items]
Subsequent Events [Text Block]

3.) Subsequent Events

On February 23, 2023, the Company closed the Arrangement pursuant to a business combination agreement with DCRD. The new common shares and warrants of the Company issued, pursuant to the Arrangement, in exchange for the common shares, preferred shares and warrants of Hammerhead Resources Inc. and DCRD, were listed on the TSX and Nasdaq effective February 27, 2023.

Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of information about consolidated structured entities [line items]
Subsequent Events [Text Block]

Note 9 - Subsequent Events

Management has evaluated the impact of subsequent events through the date that the consolidated financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, except for the disclosures relating to the extension of the Company's liquidation date, the redemption of Public Shares and payment to redeeming Public Shareholders in connection with the business combination, and the consummation of its Business Combination as disclosed in Note 1, the repayment of the amount due to related party as disclosed in Note 4, and the waiver of deferred underwriting fees as disclosed in Note 5 to the consolidated financial statements.